Stock Incentive Plans - Employee Stock Purchase Plan (Narrative) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)	21,268,716		90,367,632
Stock based compensation expense	$ 1,431	$ 2,276	$ 25,778	$ 11,194	$ 7,720
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized and reserved for future issuance (in shares)	45,795		4,982,098			5,769
Stock based compensation expense	$ 0	$ 100	$ 100	$ 100